Intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets
9. Intangible assets
9.	Intangible assets

	Internally generated – Completed	Internally generated – In Process	Acquired software licences	Total
Cost
Balance at December 31, 2018	26,901	898	3,356	31,155
Additions	—	8,438	—	8,438
Transfers	7,948	(7,948)	—	—
Balance at December 31, 2019	34,849	1,388	3,356	39,593
Additions	—	4,796	—	4,796
Transfers	4,655	(4,655)	—	—
Balance at December 31, 2020	39,504	1,529	3,356	44,389
Accumulated depreciation
Balance at December 31, 2018	9,374	—	3,123	12,497
Amortization	5,764	—	75	5,839
Balance at December 31, 2019	15,138	—	3,198	18,336
Amortization	7,093	—	48	7,141
Balance at December 31, 2020	22,231	—	3,246	25,477
Net book value
Balance at December 31, 2019	19,711	1,388	158	21,257
Balance at December 31, 2020	17,273	1,529	110	18,912

Intangible assets include both internally generated and acquired software with finite useful lives. Amortization of intangible assets of $7,141 for the year ended December 31, 2020 (December 31, 2019 – $5,839) is included in technology and development costs.